Securities	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Securities
Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2018, Dec. 31, 2017 and Dec. 31, 2016, respectively.

Securities at Dec. 31, 2018		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$25,594	$83	$369	$25,308
U.S. Treasury	20,190	96	210	20,076
Sovereign debt/sovereign guaranteed	10,663	108	21	10,750
Agency commercial MBS	9,836	16	161	9,691
CLOs	3,410	—	46	3,364
Supranational	2,985	7	8	2,984
Foreign covered bonds	2,890	7	19	2,878
State and political subdivisions	2,251	18	22	2,247
Other ABS	1,776	1	4	1,773
U.S. government agencies	1,676	5	24	1,657
Non-agency commercial MBS	1,491	1	28	1,464
Non-agency RMBS (a)	1,095	241	11	1,325
Corporate bonds	1,074	6	26	1,054
Other debt securities	1,236	6	4	1,238
Total securities available-for-sale (b)	$86,167	$595	$953	$85,809
Held-to-maturity:
Agency RMBS	$25,507	$32	$632	$24,907
U.S. Treasury	4,727	3	77	4,653
U.S. government agencies	1,497	—	10	1,487
Agency commercial MBS	1,195	—	26	1,169
Sovereign debt/sovereign guaranteed	833	26	—	859
Non-agency RMBS	100	4	2	102
Foreign covered bonds	80	1	—	81
Supranational	26	1	—	27
State and political subdivisions	17	—	—	17
Total securities held-to-maturity	$33,982	$67	$747	$33,302
Total securities	$120,149	$662	$1,700	$119,111

(a)	Includes $832 million that was included in the former Grantor Trust.

(b)
Includes gross unrealized gains of $39 million and gross unrealized losses of $87 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2017		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$24,002	$108	$291	$23,819
U.S. Treasury	15,159	264	160	15,263
Sovereign debt/sovereign guaranteed	12,405	175	23	12,557
Agency commercial MBS	8,793	36	67	8,762
State and political subdivisions	2,949	31	23	2,957
CLOs	2,898	12	1	2,909
Foreign covered bonds	2,520	18	9	2,529
Supranational	2,085	5	11	2,079
Non-agency RMBS (a)	1,265	317	4	1,578
Non-agency commercial MBS	1,360	6	6	1,360
Corporate bonds	1,249	17	11	1,255
Other ABS	1,040	3	—	1,043
U.S. government agencies	917	1	10	908
Other RMBS	152	3	6	149
Other debt securities	1,409	4	1	1,412
Money market funds	963	—	—	963
Total securities available-for-sale (b)	$79,166	$1,000	$623	$79,543
Held-to-maturity:
Agency RMBS	$26,208	$51	$332	$25,927
U.S. Treasury	9,792	6	56	9,742
U.S. government agencies	1,653	—	12	1,641
Sovereign debt/sovereign guaranteed	1,593	30	—	1,623
Agency commercial MBS	1,324	2	9	1,317
Foreign covered bonds	84	2	—	86
Other RMBS	65	—	1	64
Non-agency RMBS	57	5	—	62
Supranational	28	—	—	28
State and political subdivisions	17	—	1	16
Non-agency commercial MBS	6	—	—	6
Total securities held-to-maturity	$40,827	$96	$411	$40,512
Total securities	$119,993	$1,096	$1,034	$120,055

(a)	Includes $1,091 million that was included in the former Grantor Trust.

(b)
Includes gross unrealized gains of $50 million and gross unrealized losses of $144 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2016		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
Agency RMBS	$22,929	$148	$341	$22,736
U.S. Treasury	14,373	115	181	14,307
Sovereign debt/sovereign guaranteed	12,248	261	20	12,489
Agency commercial MBS	6,505	28	84	6,449
State and political subdivisions	3,392	38	52	3,378
CLOs	2,593	6	1	2,598
Foreign covered bonds	2,126	24	9	2,141
Non-agency RMBS (a)	1,700	317	22	1,995
Other ABS	1,729	4	6	1,727
Corporate bonds	1,391	22	17	1,396
Non-agency commercial MBS	931	8	11	928
Other RMBS	517	4	8	513
U.S. government agencies	366	2	9	359
Other debt securities	1,952	19	10	1,961
Equity securities	2	1	—	3
Money market funds	842	—	—	842
Total securities available-for-sale (b)	$73,596	$997	$771	$73,822
Held-to-maturity:
Agency RMBS	$25,221	$57	$299	$24,979
U.S. Treasury	11,117	22	41	11,098
Sovereign debt/sovereign guaranteed	1,911	42	—	1,953
U.S. government agencies	1,589	—	6	1,583
Agency commercial MBS	721	1	10	712
Other RMBS	142	—	4	138
Non-agency RMBS	78	4	2	80
Foreign covered bonds	74	1	—	75
State and political subdivisions	19	—	1	18
Non-agency commercial MBS	7	—	—	7
Other debt securities	26	—	—	26
Total securities held-to-maturity	$40,905	$127	$363	$40,669
Total securities	$114,501	$1,124	$1,134	$114,491

(a)	Includes $1,357 million that was included in the former Grantor Trust.

(b)
Includes gross unrealized gains of $62 million and gross unrealized losses of $190 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

The following table presents the realized gains, losses and impairments, on a gross basis.

Net securities (losses) gains
(in millions)	2018	2017	2016
Realized gross gains	$8	$47	$86
Realized gross losses	(55)	(40)	(4)
Recognized gross impairments	(1)	(4)	(7)
Total net securities (losses) gains	$(48)	$3	$75

In 2018, we adopted the new accounting guidance included in ASU 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. As a result, money market fund investments were reclassified to trading assets, primarily from available-for-sale securities.

In 2018, certain debt securities with an aggregate amortized cost of $1,117 million and fair value of $1,070 million were transferred from held-to-maturity securities to available-for-sale securities as part of the adoption of ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities.

In 2017, other RMBS with an aggregate amortized cost of $74 million and fair value of $76 million were transferred from held-to-maturity securities to available-for-sale securities. Due to ratings downgrades, the Company no longer intends to hold these securities to maturity.

Temporarily impaired securities

At Dec. 31, 2018, the unrealized losses on the securities portfolio were primarily attributable to an increase in interest rates from date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred. Specifically, $87 million of the unrealized losses at Dec. 31, 2018 and $144 million at Dec. 31, 2017 reflected in the available-for-sale sections of the tables below relate to certain securities (primarily Agency RMBS) that were transferred in prior periods from available-for-sale to held-to-maturity. The unrealized losses will be amortized into net interest revenue over the contractual lives of the securities. The transfer created a new cost basis for the securities. As a result, if these securities have experienced unrealized losses since the date of transfer, the corresponding fair value and unrealized losses would be reflected in the held-to-maturity sections of the following tables. We do not intend to sell these securities, and it is not more likely than not that we will have to sell these securities.

The following tables show the aggregate fair value of securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2018	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
Available-for-sale:
Agency RMBS	$6,678	$30	$9,250	$339	$15,928	$369
U.S. Treasury	6,126	23	6,880	187	13,006	210
Sovereign debt/sovereign guaranteed	2,185	8	988	13	3,173	21
Agency commercial MBS	4,505	50	3,082	111	7,587	161
CLOs	3,280	46	2	—	3,282	46
Supranational	974	2	481	6	1,455	8
Foreign covered bonds	1,058	7	736	12	1,794	19
State and political subdivisions	316	1	668	21	984	22
Other ABS	1,289	4	23	—	1,312	4
U.S. government agencies	513	4	673	20	1,186	24
Non-agency commercial MBS	1,015	14	362	14	1,377	28
Non-agency RMBS (a)	94	1	157	10	251	11
Corporate bonds	685	24	50	2	735	26
Other debt securities	397	1	256	3	653	4
Total securities available-for-sale (b)	$29,115	$215	$23,608	$738	$52,723	$953
Held-to-maturity:
Agency RMBS	$4,602	$56	$17,107	$576	$21,709	$632
U.S. Treasury	157	2	4,343	75	4,500	77
U.S. government agencies	—	—	1,111	10	1,111	10
Agency commercial MBS	477	7	654	19	1,131	26
Non-agency RMBS	22	1	31	1	53	2
Total securities held-to-maturity	$5,258	$66	$23,246	$681	$28,504	$747
Total temporarily impaired securities	$34,373	$281	$46,854	$1,419	$81,227	$1,700

(a)
Includes $22 million with an unrealized loss of less than $1 million for less than 12 months and $3 million with an unrealized loss of less than $1 million for 12 months or more that were included in the former Grantor Trust.

(b)
Includes gross unrealized losses of $87 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Temporarily impaired securities at Dec. 31, 2017	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Agency RMBS	$8,567	$66	$5,834	$225	$14,401	$291
U.S. Treasury	7,429	131	2,175	29	9,604	160
Sovereign debt/sovereign guaranteed	1,880	12	559	11	2,439	23
Agency commercial MBS	3,077	28	1,332	39	4,409	67
State and political subdivisions	732	3	518	20	1,250	23
CLOs	260	1	—	—	260	1
Foreign covered bonds	953	7	116	2	1,069	9
Supranational	700	6	333	5	1,033	11
Non-agency RMBS (a)	20	—	149	4	169	4
Non-agency commercial MBS	476	3	122	3	598	6
Corporate bonds	274	2	288	9	562	11
U.S. government agencies	588	6	160	4	748	10
Other RMBS	71	4	45	2	116	6
Other debt securities	1,155	1	35	—	1,190	1
Total securities available-for-sale (b)	$26,182	$270	$11,666	$353	$37,848	$623
Held-to-maturity:
Agency RMBS	$9,458	$81	$12,305	$251	$21,763	$332
U.S. Treasury	6,389	41	2,909	15	9,298	56
U.S. government agencies	791	4	850	8	1,641	12
Agency commercial MBS	737	7	60	2	797	9
Other RMBS	—	—	50	1	50	1
State and political subdivisions	—	—	4	1	4	1
Total securities held-to-maturity	$17,375	$133	$16,178	$278	$33,553	$411
Total temporarily impaired securities	$43,557	$403	$27,844	$631	$71,401	$1,034

(a)
Includes $7 million with an unrealized loss of less than $1 million for less than 12 months and $12 million with an unrealized loss of $1 million for 12 months or more that were included in the former Grantor Trust.

(b)
Includes gross unrealized losses of $144 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2018	U.S. Treasury		U.S. government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$7,682	2.14%	$245	1.88%	$402	2.54%	$6,032	1.50%	$—	—%	$14,361
Over 1 through 5 years	6,753	2.07	317	2.54	1,121	2.97	10,761	1.29	—	—	18,952
Over 5 through 10 years	2,460	2.25	1,095	2.78	531	2.23	1,930	0.88	—	—	6,016
Over 10 years	3,181	3.12	—	—	193	3.06	181	1.68	—	—	3,555
Mortgage-backed securities	—	—	—	—	—	—	—	—	37,788	3.23	37,788
Asset-backed securities	—	—	—	—	—	—	—	—	5,137	3.35	5,137
Total	$20,076	2.28%	$1,657	2.60%	$2,247	2.73%	$18,904	1.32%	$42,925	3.25%	$85,809
Securities held-to-maturity:
One year or less	$936	1.41%	$597	1.26%	$—	—%	$57	0.38%	$—	—%	$1,590
Over 1 through 5 years	3,480	1.83	900	2.52	3	5.66	373	0.47	—	—	4,756
Over 5 through 10 years	311	2.18	—	—	—	—	509	0.85	—	—	820
Over 10 years	—	—	—	—	14	4.76	—	—	—	—	14
Mortgage-backed securities	—	—	—	—	—	—	—	—	26,802	2.92	26,802
Total	$4,727	1.77%	$1,497	2.01%	$17	4.95%	$939	0.67%	$26,802	2.92%	$33,982

(a)	Yields are based upon the amortized cost of securities.

Other-than-temporary impairment

For each security in the securities portfolio, a quarterly review is conducted to determine if an OTTI has occurred. See Note 1 for a discussion of the determination of OTTI.

The following table reflects securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in the prior year. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2018	2017
Beginning balance as of Dec. 31	$84	$88
Add: Subsequent OTTI credit losses	1	4
Less: Realized losses for securities sold	7	8
Ending balance as of Dec. 31	$78	$84

The following table presents pre-tax net securities (losses) gains by type.

Net securities (losses) gains
(in millions)	2018	2017	2016
Agency RMBS	$(42)	$(12)	$22
U.S. Treasury	(4)	(16)	4
Foreign covered bonds	(1)	—	10
Non-agency RMBS	—	4	8
Other	(1)	27	31
Total net securities (losses) gains	$(48)	$3	$75
Pledged assets

At Dec. 31, 2018, BNY Mellon had pledged assets of $120 billion, including $96 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window and $7 billion pledged as collateral for borrowing at the FHLB. The components of the assets pledged at Dec. 31, 2018 included $100 billion of securities, $15 billion of loans, $4 billion of trading assets and $1 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes. BNY Mellon regularly moves assets in and out of its pledged assets account at the Federal Reserve.

At Dec. 31, 2017, BNY Mellon had pledged assets of $111 billion, including $92 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window and $5 billion pledged as collateral for borrowing at the FHLB. The components of the assets pledged at Dec. 31, 2017 included $96 billion of securities, $13 billion of loans and $2 billion of trading assets.

At Dec. 31, 2018 and Dec. 31, 2017, pledged assets included $13 billion and $10 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral, including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements on terms which permit us to sell or repledge the securities to others. At Dec. 31, 2018 and Dec. 31, 2017, the market value of the securities received that can be sold or repledged was $151 billion and $86 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2018 and Dec. 31, 2017, the market value of securities collateral sold or repledged was $101 billion and $49 billion, respectively.

Restricted cash and securities

Cash and securities may be segregated under federal and other regulations or requirements. At Dec. 31, 2018 and Dec. 31, 2017, cash segregated under federal and other regulations or requirements was $2 billion and $2 billion, respectively. Restricted cash is included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated for these purposes were $2 billion at Dec. 31, 2018 and $1 billion at Dec. 31, 2017. Restricted securities were sourced from securities purchased under resale agreements at Dec. 31, 2018 and Dec. 31, 2017 and are included in federal funds sold and securities purchased under resale agreements on the consolidated balance sheet.